Operating context	12 Months Ended
Dec. 31, 2023
Operating Context
Operating context

1.	Operating context

Gol Linhas Aéreas Inteligentes S.A. (“Company” or “GOL”) is a corporation incorporated on March 12, 2004 under Brazilian corporate laws. The Company’s bylaws states that the corporate purpose is exercising the equity control of GOL Linhas Aéreas S.A. (“GLA”), which provides scheduled and non-scheduled air transportation services for passengers and cargo, maintenance services for aircraft and components, develops frequent-flyer programs, among others.

As of December 31, 2023, the Company’s shares were traded on B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and on the New York Stock Exchange (“NYSE”) under the ticker GOLL4 and GOL, respectively.

As a result of the voluntary reorganization petition under Chapter 11 Bankruptcy Code filed with the United States Bankruptcy Court on January 25, 2024, the NYSE suspended trading of the Company's American Depositary Shares ("ADSs"). See explanatory note 1.2 and 35.

The Company adopts the Differentiated Corporate Governance Practices Level 2 of B3 and is part of the indices of Shares with Differentiated Corporate Governance ("IGC") and Shares with Differentiated Tag Along ("ITAG"), created to distinguish companies committed to differentiated corporate governance practices.

The Company’s official headquarters are located at Praça Comandante Linneu Gomes, s/n, portaria 3, prédio 24, Jardim Aeroporto, São Paulo, Brazil.

1.1.	Corporate structure

The corporate structure of the Company and its subsidiaries, on December 31, 2023, is presented below :

The Company’s equity interest in the capital stock of its subsidiaries, on December 31, 2023, is presented below:

Entity	Incorporation Date	Location	Principal activity	Type of control	% of interest in the capital stock in the capital stock
					December 31, 2023	December 31, 2022
GAC	March 23, 2006	Cayman Islands	Aircraft acquisition	Direct	100.00	100.00
Gol Finance Inc.	March 16, 2006	Cayman Islands	Fundraising	Direct	100.00	100.00
Gol Finance	June 21, 2013	Luxembourg	Fundraising	Direct	100.00	100.00
GLA	April 9, 2007	Brazil	Flight transportation	Direct	100.00	100.00
GTX	February 8, 2021	Brazil	Equity investments	Direct	100.00	100.00
Smiles Fidelidade	February 6, 2023	Brazil	Loyalty program	Indirect	100.00	-
Smiles Viagens	August 10, 2017	Brazil	Tourism agency	Indirect	100.00	100.00
Smiles Fidelidade Argentina (a)	November 7, 2018	Argentina	Loyalty program	Indirect	100.00	100.00
Smiles Viajes Argentina (a)	November 20, 2018	Argentina	Tourism agency	Indirect	100.00	100.00
AirFim	November 7, 2003	Brazil	Investment fund	Indirect	100.00	100.00
Fundo Sorriso	July 14, 2014	Brazil	Investment fund	Indirect	100.00	100.00
(a)	Companies with functional currency in Argentine pesos (ARS).

The subsidiaries GAC Inc., GOL Finance and GOL Finance Inc. are entities created for the specific purpose of continuing financial operations and related to the Company's fleet. They do not have their own governing body and decision-making autonomy. Therefore, their assets and liabilities in the Parent Company.

GTX S.A., direct subsidiary by the Company, is pre-operational and its corporate purpose is to manage its own assets and have an interest in the capital of other companies.

Smiles Fidelidade, incorporated in February 2023 is also in the pre-operational stage, has as purpose the development and management of a customer loyalty program, whether own or third-party; the sale of rights to redeem prizes within the scope of the customer loyalty program; and provide general tourism services, among others.

Smiles Viagens e Turismo S.A. (“Smiles Viagens”), has as main purpose intermediating travel organization services by booking or selling airline tickets, accommodation, tours, among others. The subsidiaries Smiles Fidelidade Argentina and Smiles Viajes Y Turismo S.A., both headquartered in Buenos Aires, Argentina, have the purpose to promote Smiles Program’s operations and the sale of airline tickets in this country.

The investment funds Airfim and Fundo Sorriso, controlled by GLA, have the characteristic of an exclusive fund and act as an extension to carry out operations with derivatives and financial investments, so that the Company consolidates the assets and liabilities of these funds.

1.2.	Capital Structure and Financial Restructuring

1.2.1.	Capital Structure

On December 31, 2023, the Company’s negative consolidated net working capital reached R$9,973,340 (R$10,867,704 negative on December 31, 2022). This is mainly due to current loans, financing, lease, landing fee and supplier payables, which are expected to be settled with cash and advance ticket sales and frequent-flyer program, which are expected to be substantially carried out with the Company’s services.

The Company also had a negative shareholders’ equity position attributed to the controlling shareholders, totaling R$23,167,114 (R$21,358,815 negative on December 31, 2022). The observed variation is primarily due to the recognition of fair value in a transaction related to ESSN 2028 (see explanatory note 16.1.5) and losses for the year.

The Company is highly sensitive to the macroeconomic scenario and Brazilian Real’s (“BRL”) volatility, as approximately 94.3% of the indebtedness (loans and financing and leases) is indexed to US dollars (“US$”) and 48.6% of costs are also indexed to US dollars, while the capacity to adjust ticket prices charged to its customers in order to offset the U.S. dollar appreciation is dependent on capacity (offer) and ticket prices practiced by the competitors.

The Company continues to work on improving its operational efficiency and increasing profitability, in addition to addressing challenges related to its capital structure, aiming to deleverage and strengthen its financial position, as well as addressing deferred engine maintenance. GOL's operational indicators related to punctuality, regularity, occupancy rates and daily use of the operational fleet demonstrate its focus on efficiency and productivity, even in a scenario of reduced aircraft availability.

1.2.2.	Chapter 11 Filing

Despite an operational model focused on efficiency and productivity, the Company has been facing liquidity problems, challenges mainly brought about by the COVID-19 pandemic, as a result of which the Company, aligned with the impacts of the airline industry globally, suffered unprecedented disruption to its business. Accordingly, the volatility in operating cashflow caused by substantial decline in air travel demand, as a result of operational impediments, and dramatic reduction in revenue and cash generation created significant liquidity and resource constraints during the pandemic years. To manage this scenario, the Company reached agreements to defer certain lease, tax, and other regulatory obligations, as well as financial obligations related to extending and rolling-over funded debt maturities.

The result was the continued operations of the Company’s business in spite of these pandemic-related challenges, but with a substantial increase in deferred and unpaid liabilities. While the Company’s operations have recovered following the pandemic and currently the Company is funding its future operating costs and certain necessary investments through operational cash flow, many of these deferred and unpaid liabilities and deferred maintenance obligations remain outstanding and require cash flow review

The Company has executed certain transactions and undertaken a number of other efforts to address these financial events, many of which have provided temporary relief and necessary liquidity at key moments. Several market-driven factors continue to compound the Company’s liquidity challenges including elevated fuel prices, the consistently low valuation of the BRL against the U$ (affecting costs in dollars relative to revenues in reais), and climbing interest rates, among others. Persistent supply chain disruptions and constrained capacity in the Maintenance, Repair and Operation industry have made it difficult to find timely provision of required maintenance, leading to a buildup of near-term required maintenance and related costs. Delays in the 2023 scheduled delivery of new aircraft have prevented the Company from placing new planes into service to offset those undergoing maintenance as described above. As a result, the Company has reduced the number of operationally-ready aircraft in the fleet and caused the Company to be unable to increase or even maintain its operating capacity. These operational limitations, in turn, have reduced revenue and cash generation, exacerbating the liquidity constraints and operational challenges.

On January 25, 2024, GOL and its subsidiaries (collectively, the “Debtors”) commenced Chapter 11 cases (the “Chapter 11 Cases”) in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”).

Chapter 11 is a court-supervised, reorganization process that businesses use to raise capital, restructure their finances, and strengthen their business operations for the long term, while continuing to operate as normal.

The commencement of the Chapter 11 Cases is intended to allow the Debtors to reorganize, improve liquidity, reject unprofitable contracts, and amend capacity purchase agreements to enable sustainable profitability.

As part of the Chapter 11 Cases, the Debtors will continue to operate their businesses in the ordinary course and the Debtors’ board and management will remain in place.

Following commencement of the Chapter 11 Cases, the Debtors obtained relief from the Bankruptcy Court to operate their businesses in the ordinary course and to pay or otherwise honor, in the Debtors’ discretion, certain prepetition obligations. These obligations relate to, among others, certain employee wages, salaries and benefits, taxes, insurance, and the payment of certain vendors and suppliers.

As described in more detail in explanatory note 35 - Subsequent Events, on February 28, 2024, the Bankruptcy Court granted, on a final basis, the Debtors’ request to access up to US$1 billion of debtor-in-possession (“DIP”) financing from certain secured bondholders and/or their designees, to be used for, among other things, designated working capital expenses, general corporate needs, and costs related to restructuring.

During the DIP financing period, the Company must maintain a minimum liquidity of $200 million from April 1, 2024, until November 30, 2024, and U$$250 million thereafter.

Immediately upon the commencement of the Chapter 11 Cases, a global automatic stay of adverse creditor collection and enforcement action went into effect pursuant to section 362 of Title 11 of the United States Code (the “Bankruptcy Code”) to prevent, among others, the Debtors’ creditors from exercising remedies with respect to the Debtors’ prepetition obligations.

Plan of Reorganization

The Debtors expect to address their prepetition liabilities under a chapter 11 plan of reorganization, subject to Bankruptcy Court approval. A plan of reorganization determines the rights and satisfaction of claims of various creditors and parties-in-interest and is subject to the ultimate outcome of negotiations and Bankruptcy Court decisions ongoing through the date on which the plan of reorganization is confirmed. Which may result in impacts on the Company's financial statements.

A confirmed plan of reorganization or other arrangement may materially change the amounts and classifications in the Company’s financial statements.

The Company presently expects that any proposed plan of reorganization will provide, among other things, mechanisms for settlement of claims against the Debtors’ estates, settlement of the Company’s existing equity and debt holders, and certain corporate governance and administrative matters pertaining to the reorganized Company.

Any proposed plan of reorganization will be subject to revision prior to submission to the Bankruptcy Court based upon discussions with the Company’s creditors and other interested parties, and thereafter in response to interested parties’ objections and the requirements of the Bankruptcy Code and Bankruptcy Court. There is no guarantee that the reorganization plan will be approved.

Going Concern

These Financial Statements have been prepared on a going concern basis, which includes the continuity of operations, realization of assets and compliance with liabilities and commitments in the ordinary course of business.

As a result of the Chapter 11 Cases, the Company’s operations and ability to develop and execute its financial condition, liquidity and its continuation as a going concern are subject to a high degree of risk and uncertainty associated with the Chapter 11 Cases. The outcome of the Chapter 11 Cases is dependent upon factors that are outside of the Company’s control, including actions of the Bankruptcy Court. These Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

1.3.	Cargo and logistics services agreement

In April 2022, the Company signed a 10-year cargo service agreement with Mercado Livre. This agreement provides for a dedicated cargo fleet with 6 (six) Boeing 737-800 BCFs, including another 6 cargo aircraft by 2025. During the year ended December 31, 2023, the Company received 4 cargo aircraft, totaling 6 cargo aircraft in operation on this date.

GOL's agreement with Mercado Livre is part of the Company's investment to meet the needs of the growing Brazilian e-commerce market. As a result, the Company plans to expand its services and significantly increase the available cargo carrying capacity in 2024 to generate additional revenue.

1.4.	Agreement between the Controlling Shareholder and main investors of Avianca

In May, 2022, the Company received notification from its controlling shareholder MOBI Fundo de Investimento em Participações Multiestratégia (previously MOBI Fundo de Investimento em Ações Investimento no Exterior) (“MOBI”) that a Master Contribution Agreement was signed with the main shareholders of Investment Vehicle 1 Limited (“Avianca Holding”), including Kingsland International Group S.A., Elliott International L.P. and South Lake One LLC.

Under the terms of the Master Contribution Agreement, MOBI contributed its shares in GOL, and the main investors of Avianca Holding contributed their shares in Avianca Holding to Abra Group Limited (“Abra”), a privately held company, incorporated under the laws of England and Wales. Additionally, the parties agreed to enter into a Shareholders' Agreement to govern their rights and obligations as shareholders of Abra.

GOL and Avianca will continue to operate independently, maintaining their respective brands and cultures.

1.5.	MAP Transportes Aéreos

In June, 2021, GOL signed an agreement to acquire MAP Transportes Aéreos Ltda., a domestic Brazilian airline with routes to regional destinations from Congonhas Airport in São Paulo, considering the Company's commitment to expand the Brazilian demand for air transportation and consolidate itself rationally in the local market.

In December, 2021, through SG Order 1929/2021, the Administrative Council for Economic Defense (CADE) approved the operation without restrictions. The conclusion of the transaction is subject to other precedent conditions, which have not yet been fulfilled. Therefore, on December 31, 2023, there are no impacts on the Company's Financial Statements.

MAP may be acquired for R$28 million, to be paid only after meeting all precedent conditions, through 100,000 preferred shares (GOLL4) at R$28.00 per share and R$25 million in cash in 24 monthly installments. At closing, the Company will assume up to R$100 million in MAP's financial commitments. On December 31, 2023, these conditions have not yet been finalized.